Acquisitions and disposals	12 Months Ended
Mar. 31, 2019
Acquisitions and disposals
Acquisitions and disposals

 26. Acquisitions and disposals

We completed a number of acquisitions and disposals during the year. The note below provides details of these transactions as well as those in the prior year. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree  and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

The aggregate cash consideration in respect of purchases in subsidiaries, net of cash acquired, is as follows:

	2019	2018
	€m	€m
Cash consideration paid
Acquisitions during the year	61	9
Net cash acquired and acquisition related costs	26	—
	87	9

During the year ended 31 March 2019 the Group completed certain acquisitions for an aggregate net cash consideration of €87 million. The aggregate fair values of goodwill, identifiable assets, and liabilities of the acquired operations were €77 million, €123 million and €139 million respectively.

Disposals

The difference between the carrying value of the net assets disposed of and the fair value of consideration received is recorded as a gain or loss on disposal. Foreign exchange translation gains or losses relating to subsidiaries that the Group has disposed of, and that have previously recorded in other comprehensive income or expense, are also recognised as part of the gain or loss on disposal.

Vodafone Idea Limited (‘Vodafone Idea’)

On 31 August 2018, the Group combined the operations of its subsidiary, Vodafone India (excluding its 42% stake in Indus Towers), with Idea Cellular

Limited (‘Idea’) , to create Vodafone Idea Limited, a company jointly controlled by Vodafone and the Aditya Birla Group (‘ABG’).

As a result, the Group no longer consolidates its previous interest in Vodafone India, which is presented within discontinued operations (see note 7 “Discontinued operations and assets and liabilities held for sale”) and now accounts for its 45.2% interest in Vodafone Idea as a joint venture using the equity method.

On disposal, Vodafone India was valued based on the number of shares the Group held in the merged entity post completion and the Idea share price on 31 August 2018 (INR 51.50). The value was also adjusted for the proceeds from the sale of the 4.8% stake in Vodafone Idea from the Vodafone Group to ABG. As the price per share and proceeds from the sale to ABG are readily observable and no further adjustments were made, the valuation is considered to be a “level 1” valuation as per IFRS 13. As a result of the transaction, the Group recognised a net loss of €3,420 million, including a loss on disposal of €1,276 million and a foreign exchange loss of €2,079 million.

€m
Other intangible assets	(6,138)
Property, plant and equipment	(3,091)
Trade and other receivables	(1,572)
Other investments	(6)
Cash and cash equivalents[3]	(751)
Current and deferred taxation	(2,790)
Short and long-term borrowings	7,896
Trade and other payables	1,669
Provisions	720
Net assets contributed into Vodafone Idea	(4,063)
Fair value of investment in Vodafone Idea[2]	2,467
Net cash proceeds arising from the transaction[3]	320
Other effects[1]	(2,144)
Net loss on formation of Vodafone Idea[2]	(3,420)

Notes:

1   Includes €2,079 million of recycled foreign exchange losses.

2   Includes a loss of €603 million related to the re-measurement of our retained interest in Vodafone India.

3    Included in Disposal of interests in subsidiaries, net of cash disposed within the Consolidated statement of cash flows

Vodafone And Qatar Foundation L.L.C (‘Vodafone Qatar’)

On 29 March 2018, the Group sold its 51% interest in Vodafone And Qatar Foundation L.L.C for consideration of QAR1,350 million (€299 million). The Group recognised a net gain on disposal of €113 million reported in other income and expense.

VodafoneZiggo Group Holding B.V. (‘VodafoneZiggo’)

On 31 December 2016, we combined our operations in the Netherlands with those of Liberty Global plc to create VodafoneZiggo Group Holding B.V., a 50:50 joint venture providing national unified communications. As a result of the transaction, we no longer consolidate our previous interest in the Netherlands and account for our 50% interest in VodafoneZiggo as a Joint Venture using the equity method. The Group recognised a net gain on the formation of VodafoneZiggo of €1,275 million.

€m
Goodwill	(855)
Other intangible assets	(1,415)
Property, plant and equipment	(1,164)
Inventory	(24)
Trade and other receivables	(302)
Cash and cash equivalents[1]	(56)
Current and deferred taxation	87
Short and long-term borrowings	1,000
Trade and other payables	387
Provisions	28
Net assets contributed into VodafoneZiggo	(2,314)
Fair value of investment in VodafoneZiggo[2]	2,970
Net cash proceeds arising from the transaction[1,3]	619
Net gain on formation of VodafoneZiggo[4]	1,275

Notes:

1Included in purchase of interests in associates and joint ventures in the consolidated statement of cash flows.

2The fair value of our initial investment in VodafoneZiggo is not observable in a quoted market. Accordingly, the fair value has been primarily determined with reference to the outcome of a discounted cash flow analysis. Certain significant inputs used in the valuation, such as forecasts of future cash flows, are based on our assumptions and are therefore unobservable. The valuation therefore falls under Level 3 of the fair value hierarchy. The weighted average cost of capital and terminal growth rate used to value our initial investment in VodafoneZiggo were 7.0% and 1.0% respectively.

1	Includes our 50% share of cash paid to both shareholders on creation of VodafoneZiggo ( €1,422 million), together with an equalisation payment of €802 million made to Liberty Global plc.
2

Reported in other income and expense in the consolidated income statement. Includes €637 million related to the re-measurement of our retained interest in Vodafone Libertel B.V. Transaction costs of €35 million were charged in the consolidated income statement in the year.